Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive income (loss)	¥ 4,757,613	$ 667,567	¥ 59,475,542
Average description	The average translation rates applied to statement of income accounts for the six months ended June 30, 2023 and 2024 were RMB 1.00 to USD 0.1445 and to USD 0.1407, respectively.
Convenience translation, description	Translations of balances in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of income and unaudited interim condensed consolidated statements of cash flows from RMB into USD as of and for the six months ended June 30, 2024 are solely for the convenience of the reader and were calculated at the rate of RMB 1.00 to USD 0.1403, representing the mid-point reference rate set by People’s Bank of China on June 30, 2024
Residual value percentage	5.00%	5.00%
Convertible notes payable	¥ 145,743,060	$ 20,450,000
VAT Percentage	6.00%
Recognized tax benefit	50.00%	50.00%
Statutory rate	10.00%
Registered capital rate	50.00%
VIDA [Member]
Summary of Significant Accounting Policies [Line Items]
Noncontrolling interests	47.00%	47.00%	47.00%
MicroAlgo [Member]
Summary of Significant Accounting Policies [Line Items]
Noncontrolling interests	48.00%	48.00%	44.00%
Viru [Member]
Summary of Significant Accounting Policies [Line Items]
Noncontrolling interests	45.00%	45.00%	45.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Bear interest percentage	0.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Bear interest percentage	3.85%
CHINA
Summary of Significant Accounting Policies [Line Items]
VAT Percentage	13.00%
Statutory rate	10.00%
Registered capital rate	50.00%
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
GST rate	7.00%
Statutory rate	17.00%
Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Voting interest percentage	20.00%	20.00%
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate			1
Average translation rates				1
RMB [Member] | VIYI [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate			1
HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates	1.1004	1.1004		1.1324
HKD [Member] | VIYI [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	1.0957	1.0957	1.1194
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	0.1403	0.1403	0.1412
Average translation rates				0.1445
Other Comprehensive Income (Loss) [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive income (loss)	¥ 4,757,613	$ 667,567	¥ 59,475,542